UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                     June 30, 2010

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):               [X] is a restatement.
                                                [X] adds new holdings entries.

Name:         John Hancock Life Insurance Company (U.S.A.)
Address:      601 Congress Street
              Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen Milet
Title:        Vice President & Chief Compliance Officer-Investments
Phone:        (617) 572-0203


         Maureen Milet              Boston, MA                 February 25, 2013
         -------------              ----------                 -----------------
         [Signature]                [City, State]              [Date]


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             2

Form 13F Information Table Entry Total:                                        9

Form 13F Information Table Value Total:                   US $43,828 (thousands)


List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation
2             028-04428                    The Manufacturers Life Insurance Co.

                                                                                                          VOTING AUTHORITY
                                       CUSIP      Value      Shares or  SH/  Put/  Investment  Other
Name of Issuer          Title of Class Number     (x$1000)   Prn Amount PRN  Call  Discretion  Manager SOLE      SHARED  NONE
ALLIED HEALTHCARE
  INTERNATIONAL INC     COM            01923A109   1,661       716,080  SH         DEFINED     1,2       716,080 0       0
AMR CORP                COM            001765106     428        63,160  SH         DEFINED     1,2        63,160 0       0
CIT GROUP INC COM       COM            125581801     206         6,090  SH         DEFINED     1,2         6,090 0       0
DELTA AIRLINES INC      COM            247361702  19,316     1,645,354  SH         DEFINED     1,2     1,645,354 0       0
ENERPLUS RESOURCES FUND COM            29274D604   6,566       304,552  SH         DEFINED     1,2       304,552 0       0
METROPCS COMMUNICATIONS
  INC                   COM            591708102   5,360       654,498  SH         DEFINED     1,2       654,498 0       0
NAVISTAR INT CORP       COM            63934E108   1,572        31,997  SH         DEFINED     1,2        31,997 0       0
PORTLAND GENERAL
  ELECTRIC CO           COM            736508847   3,592       195,945  SH         DEFINED     1,2       195,945 0       0
UAL CORP                COM            902549807   5,125       250,695  SH         DEFINED     1,2       250,695 0       0